PGIM Jennison Health Sciences Fund
Schedule of Investments  (unaudited)
as of August 31, 2026
Description	Shares	Value
Long-Term Investments 93.0%
Common Stocks 92.9%
Biotechnology 36.2%
Abivax SA (France), ADR*	83,628	$9,343,756
Arcutis Biotherapeutics, Inc.*	391,457	9,383,224
Argenx SE (Belgium), ADR*	50,780	52,387,695
BeOne Medicines Ltd., ADR*	95,362	34,290,268
Cabaletta Bio, Inc.*	4,960,717	15,427,830
Celcuity, Inc.*	124,559	11,093,225
Crescent Biopharma, Inc.*(a)	311,389	5,169,057
Damora Therapeutics, Inc.*	153,109	4,314,612
Dianthus Therapeutics, Inc.*	190,688	20,138,560
Disc Medicine, Inc.*	198,021	15,574,352
Erasca, Inc.*	934,229	16,704,014
Immunovant, Inc.*	277,806	11,340,041
Insmed, Inc.*	296,139	36,075,653
Kymera Therapeutics, Inc.*	215,651	25,621,495
Mineralys Therapeutics, Inc.*	288,558	7,407,284
Neurogene, Inc.*	126,186	4,572,981
Newamsterdam Pharma Co. NV (Netherlands)*	534,102	13,534,145
Oruka Therapeutics, Inc.*	76,396	7,075,798
Palvella Therapeutics, Inc.*	192,075	29,308,724
Protagonist Therapeutics, Inc.*	111,193	16,428,766
Revolution Medicines, Inc.*	93,878	19,298,500
Roivant Sciences Ltd.*	1,022,182	35,408,384
Scholar Rock Holding Corp.*	308,544	17,525,299
Sionna Therapeutics, Inc.*(a)	933,570	5,629,427
Spyre Therapeutics, Inc.*	82,220	7,344,713
Tyra Biosciences, Inc.*	151,224	3,785,137
uniQure NV (Netherlands)*	336,928	16,401,655
Vaxcyte, Inc.*	359,025	21,807,178
Vertex Pharmaceuticals, Inc.*	113,883	62,011,571
Xenon Pharmaceuticals, Inc. (Canada)*	130,745	7,873,464
		542,276,808
Health Care Services 2.8%
CVS Health Corp.	441,709	41,480,892
Health Care Equipment 3.8%
Edwards Lifesciences Corp.*	267,463	24,272,267
Intuitive Surgical, Inc.*	47,270	17,814,172
Tandem Diabetes Care, Inc.*	680,031	14,967,483
		57,053,922
Health Care Supplies 1.4%
Align Technology, Inc.*	131,848	21,067,992
Life Sciences Tools & Services 10.6%
Agilent Technologies, Inc.	138,767	21,309,061
Bruker Corp.	25,102	1,456,167
Danaher Corp.	233,475	49,860,921
Lonza Group AG (Switzerland)	18,856	13,437,821
Thermo Fisher Scientific, Inc.	116,925	72,154,417
		158,218,387

PGIM Jennison Health Sciences Fund
Schedule of Investments  (unaudited) (continued)
as of August 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Managed Health Care 6.8%
Elevance Health, Inc.	45,701	$17,939,470
UnitedHealth Group, Inc.	214,171	83,400,329
		101,339,799
Pharmaceuticals 31.3%
Apnimed, Inc.*(a)	489,054	12,837,667
Avalyn Pharma, Inc.*(a)	318,463	11,060,220
Elanco Animal Health, Inc.*	926,338	22,158,005
Eli Lilly & Co.	218,000	252,167,140
Enliven Therapeutics, Inc.*	96,456	5,583,838
Kardigan, Inc.*(a)	409,625	8,258,040
LB Pharmaceuticals, Inc.*	231,150	10,924,149
Merck & Co., Inc.	708,913	104,748,985
Seaport Therapeutics, Inc.*(a)	438,754	10,389,695
Tarsus Pharmaceuticals, Inc.*	248,295	18,433,421
VeraDermics, Inc.*(a)	127,683	12,565,284
		469,126,444

Total Common Stocks (cost $809,820,627)		1,390,564,244

	Units
Warrants* 0.1%
Biotechnology
Cabaletta Bio, Inc., expiring 09/11/26 (cost $0)	2,139,298	1,304,972

Total Long-Term Investments (cost $809,820,627)		1,391,869,216

	Shares
Short-Term Investments 10.0%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)	107,282,703	107,282,703
PGIM Institutional Money Market Fund (7-day effective yield 3.874%) (cost $43,211,633; includes $43,087,522 of cash collateral for securities on loan)(b)(wb)	43,244,727	43,210,131

Total Short-Term Investments (cost $150,494,336)		150,492,834

TOTAL INVESTMENTS 103.0% (cost $960,314,963)		1,542,362,050
Liabilities in excess of other assets (3.0)%		(45,401,324)

Net Assets 100.0%		$1,496,960,726

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $40,424,967; cash collateral of $43,087,522 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

PGIM Jennison Health Sciences Fund
Schedule of Investments  (unaudited) (continued)
as of August 31, 2026
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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